Fair Value of Foreign Pension Plan Assets by Asset Category (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 543,164	¥ 422,500	¥ 395,565
Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	6,178	3,130
Short-term investments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	11,529	10,616
Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	157,704	131,150
Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	51,942	46,207
Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	45,657	42,198
Real estate funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	26,995	15,190
Private equity funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	22,946	10,030
Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	28,695	19,726
Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	187,631	139,150
Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	57	73
Asset backed securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	3,830	5,030
Level 1
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	167,801	137,197
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	6,178	3,130
Level 1 | Short-term investments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	742	125
Level 1 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	157,704	130,929
Level 1 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	2,868	3,013
Level 1 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	309
Level 2
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	285,357	238,545
Level 2 | Short-term investments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	10,787	10,491
Level 2 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		221
Level 2 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	51,660	46,207
Level 2 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	42,416	39,185
Level 2 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	176,534	137,310
Level 2 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	130	101
Level 2 | Asset backed securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	3,830	5,030
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	90,006	46,758	28,394
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	282		47
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	373		100
Level 3 | Real estate funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	26,995	15,190	11,698
Level 3 | Private equity funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	22,946	10,030	7,952
Level 3 | Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	28,695	19,726	7,148
Level 3 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	10,788	1,840	1,354
Level 3 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	(73)	(28)	1
Level 3 | Asset backed securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			¥ 94